UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2946

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Municipal Money Market Fund, Inc.
Statement of Investments
August 31, 2005 (Unaudited)
	Principal
Tax Exempt Investments--99.4%	Amount ($)		Value ($)

Alabama--3.2%

Jefferson County:
Limited Obligation School Warrants 2.50%
(Insured; AMBAC and Liquidity Facility;
DEPFA Bank PLC)	10,000,000	a	10,000,000
Sewer Revenue, Refunding:
2.50% (Insured; XLCA and
Liquidity Facility; Bank of America)	6,615,000	a	6,615,000
2.57% (Insured; XLCA and
Liquidity Facility; Bank of America)	10,000,000	a	10,000,000

Arizona--1.2%

Maricopa County Industrial Development Authority, MFHR
Refunding (San Clemente Apartments Project)
2.57% (Insured; FNMA and Liquidity Facility; FNMA)	10,000,000	a	10,000,000

Arkansas--1.0%

Pulaski County Public Facilities Board, MFHR
(Chapelridge Project) 2.57% (LOC; Regions Bank)	5,650,000	a	5,650,000
West Memphis Public Facilities Board, MFHR, Refunding
(Meadows Apartments Project)
2.57% (Insured; FHLMC)	2,490,000	a	2,490,000

California--2.1%

FHLMC Multifamily Mortgage Certificates, Revenue
2.59% (Liquidity Facility; FHLMC and LOC; FHLMC)	17,798,905	a	17,798,905

Colorado--4.5%

Colorado Educational and Cultural Facilities Authority,
College and University Revenue
(Fuller Project) 2.59% (LOC; Key Bank)	10,000,000	a	10,000,000
City and County of Denver, Airport Revenue,
Refunding 2.39% (Insured; MBIA and Liquidity
Facility; Bank One)	10,000,000	a	10,000,000
Mountain Village Housing Authority, Housing Facilities
Revenue (Village Court Apartments Project)
2.64% (LOC; U.S. Bank NA)	7,100,000	a	7,100,000
Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Industrial Revenue 2.55%	10,000,000	a	10,000,000

Delaware--1.2%

Delaware Economic Development Authority, MFHR
(School House Project) 2.70% (LOC; HSBC Bank USA)	6,900,000	a	6,900,000

Sussex County, IDR
(Pats Inc. Project) 2.74% (LOC; M&T Bank)	2,860,000	a	2,860,000

District of Columbia--1.4%

District of Columbia, Enterprise Zone Revenue
(Trigen-PepCo Energy Services)
2.59% (LOC; M&T Bank)	11,745,000	a	11,745,000

Florida--4.4%

Broward County Housing Finance Authority:
MFHR (Cypress Grove Apartments) 2.64%
(Liquidity Facility; Sun America Inc.)	13,230,000	a	13,230,000
SFMR (Merlots Program) 2.45% (Insured: FNMA and
GNMA and Liquidity Facility; Wachovia Bank)	1,540,000	a	1,540,000
Palm Beach County, Health Care Facilities Revenue
(Morse Obligation Group) 2.50% (LOC; Key Bank)	7,940,000	a	7,940,000
Jacksonville Electric Authority, Electric Revenue, CP
2.67%, 11/17/2005 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	10,000,000		10,000,000
Sunshine State Governmental Commission, CP
2.70%, 11/10/2005 (Liquidity Facility; DEPFA Bank
PLC)	3,700,000		3,700,000

Georgia--4.3%

Conyers Housing Authority, MFHR
(Towne Pointe LP) 2.42% (LOC; Amsouth Bank)	4,000,000	a	4,000,000
De Kalb County Housing Authority, MFHR
(Forest Columbia Apartments Project)
2.59% (LOC; First Tennessee Bank)	8,300,000	a	8,300,000
Gwinnett County Development Authority, IDR
(Suzanna's Kitchen Inc. Project)
2.54% (LOC; Wachovia Bank)	6,200,000	a	6,200,000
Savannah Economic Development Authority,
Industrial Revenue (Home Depot Project) 2.54%	17,000,000	a	17,000,000

Hawaii--.8%

Hawaii Pacific Health, Special Purpose Revenue
(Department of Budget and Finance) 2.47%
(Insured; Radian Bank and Liquidity Facility;
Bank of Nova Scotia)	7,000,000	a	7,000,000

Illinois--6.9%

Chicago:
Sales Tax Revenue
(Merlots Program) 2.40% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	10,000,000	a	10,000,000
Crestwood Village, Revenue
(Trinity Christian College) 2.49%
(LOC; Fifth Third Bank)	7,180,000	a	7,180,000
Illinois Health Facilities Authority,

Health Care Facilities Revenues:
CP (Evanston Health Corp.):
2.85%, 9/22/2005	15,000,000		15,000,000
2.53%, 10/13/2005	10,000,000		10,000,000
(Helping Hand Rehabilitation Center)
2.51% (LOC; Fifth Third Bank)	2,695,000	a	2,695,000
Lake County, MFHR
(Grand Oaks Apartments Project)
2.57% (Insured; FNMA and Liquidity Facility; FNMA)	9,000,000	a	9,000,000
University of Illinois, University Revenue
(Merlots Program) 2.40% (Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3,500,000	a	3,500,000

Indiana--1.2%

Indianapolis Local Public Improvement Bond Bank,
Revenue 4%, 1/6/2006	8,000,000		8,038,446
Shelbyville, EDR (K-T Corp. Project)
2.64% (LOC; PNC Bank)	2,320,000	a	2,320,000

Kansas--.7%

Kansas Development Finance Authority, MFHR, Refunding
(Chesapeake Apartments Project)
2.53% (Liquidity Facility; FHLB)	5,500,000	a	5,500,000

Kentucky--6.3%

Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC) 2.63% (LOC; Deutsche Bank)	38,000,000	a	38,000,000
Madison County, Residential Mortgage Revenue,
2.85% (GIC; Bayerische Landesbank)	8,900,000	a	8,900,000
Somerset, Industrial Building Revenue
(Wonderfuel LLC Project)
2.64% (LOC; Bank of America)	5,920,000	a	5,920,000

Louisiana--1.3%

New Orleans, Sewerage Service, BAN
3%, 7/26/2006	7,000,000		7,008,025
Ouachita Parish Industrial Development Board,
IDR (Garret Manufacturing LLC Project)
2.59% (LOC; Regions Bank)	4,220,000	a	4,220,000

Maryland--.9%

Baltimore County, Revenue, Refunding
(Shade Tree Trace) 2.59% (LOC; M&T Bank)	5,790,000	a	5,790,000
Maryland Economic Development Corporation, Revenue
(Todd/Allan Printing Facility)
2.74% (LOC; M&T Bank)	1,435,000	a	1,435,000

Michigan--3.9%

Birmingham Economic Development Corporation, LOR

(Brown Saint Association Project)
2.76% (LOC; ABN-AMRO)	1,645,000	a	1,645,000
Detroit, Sewer Disposal System Revenue
2.55%, 10/5/2005 (Insured; FGIC and Liquidity Facility; FGIC)	7,000,000		7,000,000
Detroit Downtown Development Authority, LR, Refunding
(Millender Center Project)
2.70% (LOC; HSBC Bank USA)	7,000,000	a	7,000,000
Michigan, GO Notes 3.50%, 9/30/2005	10,000,000		10,011,721
Michigan Municipal Bond Authority, Revenue
4%, 8/18/2006 (LOC; JPMorgan Chase Bank)	7,000,000		7,070,605

Mississippi--1.9%

Mississippi Business Finance Corporation,
College and University Revenue
(Belhaven College Project)
2.70% (LOC; First Tennessee Bank)	8,540,000	a	8,540,000
University Educational Building Corporation,
College and University Revenue
(Campus Improvements Project)
2.52% (Insured; MBIA and Liquidity Facility;
Amsouth Bank)	7,600,000	a	7,600,000

Nebraska--3.2%

Nebhelp Incorporated, College and University Revenue,
Multiple Mode Student Loan,
2.43% (Insured; MBIA and Liquidity Facility;
Lloyds TSB Bank PLC)	26,480,000	a	26,480,000

New Hampshire--2.7%

New Hampshire Business Finance Authority, IDR
(Keeney Manufacturing Co. Project)
2.55% (LOC; Bank of America )	4,500,000	a	4,500,000
New Hampshire Health and Education Facilities Authority,
Health Care Facilities Revenue:
(Catholic Medical Center) 2.51% (LOC; Citizens Bank of
Massachusetts)	9,610,000	a	9,610,000
(South New Hampshire Medical Center) 2.59%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	8,000,000	a	8,000,000

New Jersey--1.8%

New Jersey, Revenue, TRAN
4%, 6/23/2006	15,000,000		15,138,258

Ohio--6.0%

Butler County, Capital Funding Revenue
(CCAO Low Cost Capital Pooled Financing Program)
2.50% (LOC; U.S. Bank NA)	27,755,000	a	27,755,000
Hamiliton County, Hospital Facilities Revenue
2.58% (Insured; FSA and Liquidity Facility; Svenska

Handelsbanken)	10,000,000	a	10,000,000
Lake County, Hospital Facilities Revenue
(Lake Hospital Systems Inc.)
2.44% (Insured; Radian Bank and Liquidity
Facility; Bank of America)	11,800,000	a	11,800,000

Oregon--.7%

Oregon Facilities Authority, MFHR
(Vintage at Bend Apartments) 2.57% (Insured; FNMA
Liquidity Facility; FNMA)	5,800,000	a	5,800,000

Pennsylvania--18.8%

Bethlehem Area School District, GO Notes,
2.52% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	10,000,000	a	10,000,000
Dauphin County General Authority, Revenue:
2.45% (Insured; FSA and Liquidity Facility;
Bank of Nova Scotia and KBC Bank)	45,100,000	a	45,100,000
(School District Pooled Financing Program II) 2.45%
(Insured; AMBAC and Liquidity Facility; Bank
of Nova Scotia)	17,865,000	a	17,865,000
Franklin County Industrial Development Authority,
Industrial Revenue (Menno Haven Project) 2.57%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	14,735,000	a	14,735,000
Lancaster County Hospital Authority, Senior Living Facilities
Revenue:
(Luthercare Project) 2.54% (LOC; M&T Bank)	17,415,000	a	17,415,000
(QuarryVille Presbyterian) 2.50% (LOC; M&T Bank)	3,175,000	a	3,175,000
(Willow Valley Retirement Project) 2.52%
(Insured; Radian Bank and Liquidity Facility; Bank
of America)	10,000,000	a	10,000,000
Montgomery County Higher Education and Health
Authority, Revenue
(Pennsylvania Higher Education and Health Loan):
2.42% (LOC; M&T Bank)	8,265,000	a	8,265,000
2.57% (LOC; M&T Bank)	11,255,000	a	11,255,000
Pennsylvania, GO Notes (Merlots Program)
2.40% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	3,360,000	a	3,360,000
Susquehanna County Industrial Development Authority,
Industrial Revenue (Pennfield Corporation Project)
2.69% (LOC; Fulton Bank)	4,835,000	a	4,835,000
Venango County Industrial Development Authority, RRR, CP
(Scrubgrass Power Corporation Project)
2.77%, 9/9/2005 (LOC; Dexia Credit Locale)	10,396,000		10,396,000

Tennessee--.2%

Blount County Public Building Authority, Revenue
(Local Government Public Improvement) 2.51%
(Insured; AMBAC and Liquidity Facility; Regions Bank)	2,025,000	a	2,025,000

Texas--10.6%

Austin, Water and Wastewater System Revenue
(Merlots Program) 2.40% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	6,415,000	a	6,415,000
Dallas-Fort Worth International Airport Facilities
Improvement Corporation, Airport Revenue (Merlots
Program) 2.45% (Insured; FSA and Liquidity Facility;
Wachovia Bank)	3,530,000	a	3,530,000
East Texas Housing Finance Corporation, MFHR
2.67% (Liquidity Facilities; Merrill Lynch)	4,315,000	a	4,315,000
Greater Texas Student Loan Corporation,
Student Loan Revenue 2.55%
(LOC; State Street Bank and Trust Co.)	10,000,000	a	10,000,000
Port of Port Arthur Navigation District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project) 2.46%	5,000,000	a	5,000,000
Revenue Bond Certificate Series Trust, Revenue:
(Dewitt) 3% (GIC; AIG Funding Inc.)	8,265,000	a	8,265,000
(Greens Project) 3% (GIC; AIG Funding Inc.)	5,820,000	a	5,820,000
(Heather Lane Apartments) 2.56% (GIC; AIG Funding Inc.)	10,600,000	a	10,600,000
(Landings) 3% (GIC; AIG Funding Inc.)	8,460,000	a	8,460,000
San Antonio, Water Revenue
(Merlots Program) 2.40% (Liquidity Facility; Wachovia Bank)	6,000,000	a	6,000,000
Texas, Revenue, TRAN 4.50%, 8/31/2006	10,000,000		10,149,100
Texas Public Finance Authority, Revenue, CP
2.60%, 10/13/2005	10,000,000		10,000,000

Utah--1.2%

Utah Housing Corporation, SFMR 2.50%, 12/1/2005	10,000,000		10,000,000

Washington--1.9%

Pierce County Economic Development Corporation,
Industrial Revenue (Seatac Packaging Project)
2.80% (LOC; HSBC Bank USA)	5,000,000	a	5,000,000
Washington, GO Notes (Merlots Program)
2.40% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	3,960,000	a	3,960,000
Washington Housing Finance Commission, MFHR
(Holly Village Senior Living) 2.57% (Insured; FNMA and
Liquidity Facility; FNMA)	6,600,000	a	6,600,000

Wyoming--5.1%

Campbell County, IDR
(Two Elk Power Generation Station Project):
2.40%, 12/1/2005 (GIC; Royal Bank of Canada)	27,200,000		27,200,000
2.90%, 12/1/2005 (LOC; Citibank)	15,000,000		15,000,000

Total Investments (cost $827,266,060)	99.4%	827,266,060
Cash and Receivables (Net)	.6%	5,387,628
Net Assets	100.0%	832,653,688

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	LR	Lease Revenue
BAN		Bond Anticipation Notes	MBIA	Municipal Bond Investors Assurance
CIFG		CDC Ixis Financial Guaranty		Insurance Corporation
COP		Certificate of Participation	MFHR	Multi-Family Housing Revenue
CP		Commercial Paper	MFMR	Multi-Family Mortgage Revenue
EDR		Economic Development Revenue	PCR	Pollution Control Revenue
DIR		Environment Improvement Revenue	RAC	Revenue Anticipation Certificates
FGIC		Financial Guaranty Insurance Company	RAN	Revenue Anticipation Notes
FHLB		Federal Home Loan Bank	RAW	Revenue Anticipation Warrants
FHLMC		Federal Home Loan Mortgage Corporation	RRR	Resources Recovery Revenue
FNMA		Federal National Mortgage Association	SAAN	State Aid Anticipation Notes
FSA		Financial Security Assurance	SFHR	Single Family Housing Revenue
GAN		Grant Anticipation Notes	SFMR	Single Family Mortgage Revenue
GIC		Guaranteed Investment Contract	SWDR	Solid Waste Disposal Revenue
GNMA		Government National Mortgage Association	TAN	Tax Anticipation Notes
GO		General Obligation	TAW	Tax Anticipation Warrants
HR		Hospital Revenue	TRAN	Tax and Revenue Anticipation Notes
IDR		Industrial Development Revenue	VRDN	Variable Rate Demand Notes
LOC		Letter of Credit	XLCA	XL Capital Assurance
LOR		Limited Obligation Revenue

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	90.9
AAA, AA, A b		Aaa, Aaa, A b		AAA, AA, A b	4.5
Not Rated c		Not Rated c		Not Rated c	4.6

100.0%

* Based on total investments.

[a] Securities payable on demand. Variable interest rate--subject to periodic change.
[b] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[c] Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Combined Ratings (Unaudited)
Fitch	or	Moody's	or	Standard & Poor's	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	91.6
AAA, AA, A [b]		Aaa, Aaa, A [b]		AAA, AA, A [b]	2.5
Not Rated [c]		Not Rated [c]		Not Rated [c]	5.9

					100%

+	Based on total investments.
[a]	Securities payable on demand. Variable interest rate--subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[c]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.
See notes to financial statements.

+

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)